SCHEDULE OF ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Property, plant, and equipment, net	$ 7,491		$ 6,685
Goodwill	4,909		4,380
Total assets held for sale, current assets	12,400		11,065
Accounts receivable, net			139
Prepaid expenses and other current assets	170		119
Property, plant, and equipment, net	2,734		2,439
Right-of-use assets	113		107
Other assets, noncurrent	4		4
Total assets held for sale, current assets	3,021		2,808
Total assets held for sale	15,421		13,873
Deferred tax liabilities	470		404
Total liabilities held for sale, current liabilities	470		404
Lines of credit – working capital	9		209
Accounts payable	410		187
Accrued expenses	360		514
Current portion of long-term debt	27		23
Long-term debt	57		63
Deferred tax liabilities, net	196		174
Total liabilities held for sale, current liabilities	1,059		1,170
Total liabilities held for sale	1,529		$ 1,574
Revenues		$ 5,579
Cost of sales		(3,936)
Selling, general and administrative expenses	(496)	(1,271)
Interest expense	(311)	(251)
Foreign Exchange loss	(1)	(2)
Total pretax (loss) profit of discontinued operations	$ (808)	$ 119